BUSINESS COMBINATION (DETAILS) - JPY (¥)			12 Months Ended
	Jul. 31, 2015	Aug. 28, 2014	Mar. 31, 2016	Mar. 31, 2015	Jul. 31, 2016
Allocation of purchase price
Goodwill			¥ 2,132,137,000	¥ 175,427,000
TLS
Business Acquisition [Line Items]
Cash paid for acquisition		¥ 891,575,000
Future contingent payments		0
Goodwill expected to be deductible for tax purposes		166,000,000
Allocation of purchase price
Trade accounts receivable		264,809,000
Prepaid expense		72,431,000
Property and equipment		57,805,000
Other intangible assets		384,626,000
Other		9,692,000
Total assets acquired		789,363,000
Current liabilities		48,669,000
Total liabilities assumed		48,669,000
Total identified net assets		740,694,000
Goodwill		150,881,000
Purchase price		¥ 891,575,000
Acquisition related costs incurred and expensed				87,803,000
Revenues			963,666,000
Loss before income taxes			15,438,000
EvD, Inc
Business Acquisition [Line Items]
Cash paid for acquisition	¥ 4,381,175,000
Future contingent payments	135,948,000
Allocation of purchase price
Cash and cash equivalent	179,050,000
Trade accounts receivable	1,055,767,000
Prepaid expense	100,412,000
Other current assets	355,844,000
Other intangible assets	2,136,610,000
Other	135,598,000
Total assets acquired	3,963,281,000
Trade accounts payable	178,623,000
Deferred tax liabilities	878,767,000
Income tax payable	276,143,000
Other current liabilities	386,211,000
Other	25,306,000
Total liabilities assumed	1,745,050,000
Total identified net assets	2,218,231,000
Goodwill	2,162,944,000
Purchase price	¥ 4,381,175,000
Revenues			3,419,285,000
Net income			108,475,000
Unaudited pro forma information
Revenues			12,188,764,000	9,353,228,000
Income (loss) before income taxes			¥ (73,273,000)	¥ 1,058,913,000
Pro forma basic net income per share			¥ (9.1)	¥ 16.7
Pro forma diluted net income per share			¥ (8.9)	¥ 16.3
EvD, Inc | Selling, general and administrative expenses
Allocation of purchase price
Acquisition related costs incurred and expensed			¥ 254,884,000
EvD, Inc | Future
Business Acquisition [Line Items]
Final earn-out payment made in cash					¥ 334,837,000